As filed with the Securities and Exchange Commission on August 1, 2005

Registration No. 333-18653

Registration No. 811-07987

DEAN FAMILY OF FUNDS
LARGE CAP VALUE FUND - CLASS A
FINANCIAL HIGHLIGHTS
Per Share Data for a Share Outstanding Throughout Each Period

	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2003	Year Ended March 31, 2002	Year Ended March 31, 2001
Net asset value, beginning of period	$ 9.46	$ 6.40	$ 10.75	$ 11.97	$ 11.11
Income (loss) from investment operations:					
Net investment income (loss)	(0.01)	(0.04)	(0.03)	(0.06) (a)	0.02
Net realized and unrealized gains (losses) on investments	0.73	3.10	(4.08)	0.12	0.97
Total income (loss) from investment operations	0.72	3.06	(4.11)	0.06	0.99
Less distributions:					
From net investment income	-	-	-	-	(0.13)
From net realized gains	-	-	(0.24)	(1.28)	-
Total distributions	-	-	(0.24)	(1.28)	(0.13)
Net asset value, end of period	$ 10.18	$ 9.46	$ 6.40	$ 10.75	$ 11.97
Total Return (b)	7.61%	47.81%	(38.49)%	0.17%	9.03%
Net assets, end of period	$ 7,392,623	$ 7,459,239	$ 6,725,313	$ 15,204,763	$ 14,247,739
Ratio of expenses to average net assets:					
Before fee waivers and/or expense reimbursement by Adviser and Accounting Services Agent	2.75%	2.58%	2.31%	1.91%	2.23%
After fee waivers and/or expense reimbursement by Adviser and Accounting Services Agent	1.85%	1.85%	1.85%	1.85%	1.85%
Ratio of net investment income (loss) to average net assets	(0.10)%	(0.37)%	(0.32)%	(0.52)%	0.19%
Portfolio turnover rate	43%	42%	55%	102%	103%

(a) Net investment income (loss) is based on average shares outstanding during the year.
(b) Total returns shown exclude the effect of applicable sales loads.

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☐
Pre-Effective Amendment No. ☐
Post-Effective Amendment No. 14 ☒

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☐
Pre-Effective Amendment No. ☐
Post-Effective Amendment No. 16 ☒

(Check appropriate box or boxes)

DEAN FAMILY OF FUNDS

(Exact Name of Registrant)

2480 Kettering Tower

Dayton, Ohio 45423

(Address of Registrant’s Principal Executive Offices)

Telephone Number (800) 327-3656

Copy to:
Freddie Jacobs	Chelsea C. Green, Esq.
Unified Fund Services, Inc.	Frost Brown Todd LLC
431 N. Pennsylvania St.	2200 PNC Center
Indianapolis, IN 46204	Cincinnati, Ohio 45202-4182
(Name and Address of Agent for Service)
Karen M. McLaughlin, Esq.
Frost Brown Todd LLC
2200 PNC Center
201 East Fifth Street
Cincinnati, Ohio 45202-4182

Approximate Date of Proposed Public Offering: Continuous Offering

It is proposed that this filing will become effective (check appropriate box)

_X_	immediately upon filing pursuant to paragraph (b) of rule 485
___	on (date) pursuant to paragraph (b) of Rule 485
____	60 days after filing pursuant to paragraph (a)(1) of Rule 485
___	on (date) pursuant to paragraph (a)(1) of Rule 485
___	75 days after filing pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

___	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment to the Registration Statement on Form N-1A of the Dean Family Funds (the “Registrant”) is being filed pursuant to Rule 485(b) of the Securities Act of 1933 (the “1933 Act”) for the sole purposes of updating Part C information and filing certain exhibits to the Registrant’s Registration Statement. The form of the Prospectus of the Registrant has not been changed from that contained in the filing made by the Registrant on August 1, 2005 pursuant to Rule 497 under the 1933 Act and it is hereby incorporated by reference. The form of the Statement of Additional Information of the Registrant has not been changed from that contained in the filing made by the Registrant on August 1, 2005 pursuant to Rule 497 under the 1933 Act and it is hereby incorporated by reference.

DEAN FAMILY OF FUNDS

PART C. OTHER INFORMATION

Item 23.

(a) Agreement and Declaration of Trust, which was filed with the Commission on December 23, 1996 is hereby incorporated by reference.

(b) Amended and Restated Bylaws, which was filed with the Commission on July 31, 2002 is hereby incorporated by reference.

(c)          The relevant portions of the Registrant’s Agreement Declaration of Trust and Amended and Restated Bylaws are hereby incorporated by reference to the Agreement and Declaration of Trust and the Amended and Restated Bylaws of the Registrant.

(d)         (i)   Advisory Agreement with C.H. Dean & Associates, Inc. for the Large Cap Fund, the Small Cap Fund and the Balanced Fund, which was filed with the Commission on December 23, 1996 is hereby incorporated by reference.

(ii) Advisory Agreement with C.H. Dean & Associates, Inc. for the International Value Fund, which was filed with the Commission on July 15, 1998 is hereby incorporated by reference.

(iii) Sub-Advisory Agreement with Newton Capital Management, Ltd., which was filed with the Commission on July 15, 1998 is hereby incorporated by reference.

(e) Underwriting Agreement with 2480 Securities LLC, which was filed with the Commission on December 23, 1996 is hereby incorporated by reference.

(f) Directors Deferred Compensation Plan, which was filed with the Commission on October 1, 1997 is hereby incorporated by reference.

(g) (i) Custody Agreement with US Bank, N.A., which was filed with the Commission on July 15, 1998 is hereby incorporated by reference.

(ii) Custody Agreement with Boston Safe Deposit and Trust Company, which was filed with the Commission on July 29, 2003 is hereby incorporated by reference.
(h) (i) Mutual Fund Services Agreement with Unified Fund Services, Inc., which was filed with the Commission on May 27, 2005 is hereby incorporated by reference.

(ii) Expense Limitation Agreement with C.H. Dean & Associates, Inc., which was filed with the Commission on July 27, 2005 is hereby incorporated by reference.

(iii) Amendment No. 7 to the Expense Limitation Agreement with C.H. Dean & Associates, Inc.

(i)(i) Opinion and Consent of Counsel, which was filed with the Commission on March 25, 1997 is hereby incorporated by reference.
(j) Consent of Independent Registered Public Accounting Firm is filed herewith.

(k) Inapplicable.

(l) Agreement Relating to Initial Capital, which was filed with the Commission on December 23, 1996 is hereby incorporated by reference.

(m) (i) Plan of Distribution Pursuant to Rule 12b-1 for Class A Shares, which was filed with the Commission on December 23, 1996 is hereby incorporated by reference.

(ii) Plan of Distribution Pursuant to Rule 12b-1 for Class C Shares, which was filed with the Commission on December 23, 1996 is hereby incorporated by reference.

(n) Rule 18f-3 Multi-Class Plan, which was filed with the Commission on March 25, 1997 is hereby incorporated by reference.

(o) Reserved.

(p)         (i)           Amended Code of Ethics and Insider Trading Policy of Dean Investment Associates, LLC, 2480 Securities LLC, and Dean Family of Funds, which was filed with the Commission on May 27, 2005 is hereby incorporated by reference.

(ii) Amended Code of Ethics of Newton Capital Management Ltd. filed here within.

(iii) Code of Ethics of Dean Family of Funds Senior Officers, which was filed with the Commission on July 29, 2004 is hereby incorporated by reference.

Item 24. Persons Controlled by or Under Common Control with Registrant.

Chauncey H. Dean may be deemed to control each of the Funds because he owns of record and beneficially more than 25% of the Class A shares of those funds.

Pershing LLC may be deemed to control the Small Cap Value Fund because it owns of record and beneficially more than 25% of the Fund’s Class C shares. Pershing LLC is a Delaware limited liability company and a wholly-owned subsidiary of The Bank of New York Company, Inc.

Merrill Lynch, Pierce, Fenner & Smith Incorporated may be deemed to control each of the Funds because it owns of record and beneficially more than 25% each of the Fund’s Class C shares. Merrill
Lynch, Pierce, Fenner & Smith Incorporated is a corporation organized under the laws of the State of Delaware and is a wholly-owned subsidiary of Merrill Lynch & Company.

Wells Fargo Investments LLC may be deemed to control the International Fund because it owns of record and beneficially more than 25% of the Fund’s Class C shares. Wells Fargo Investments LLC is a limited liability company organized under the laws of the State of Delaware. Wells Fargo Investments, LLC is wholly-owned subsidiary of Wells Fargo Investment Group, Inc. whose ultimate parent is Wells Fargo & Company.

Dean Investment Associates, LLC may be deemed to control the Funds as the investment adviser to the Funds. C.H. Dean & Associates, Inc. is the sole interest holder of Dean Investment Associates, LLC. Chauncey H. Dean may be deemed to control Dean Investment Associates, LLC and C.H. Dean & Associates, Inc. because he owns of record and beneficially more than 25% of the outstanding voting securities of C.H. Dean & Associates, Inc.

The following are subsidiaries of C.H. Dean & Associates, Inc., parent of Dean Investment Associates, LLC: 2480 Securities LLC; Dean Financial Services, LLC; Dean Pension Consultants, LLC; and Dean, von Schoeler, McBride, Inc.

Item 25. Indemnification

Article VI of the Registrant's Agreement and Declaration of Trust provides for indemnification of officers and Trustees as follows:

"Section 6.4 INDEMNIFICATION OF TRUSTEES, OFFICERS, ETC. Subject to and except as otherwise provided in the Securities Act of 1933, as amended, and the 1940 Act, the Trust shall indemnify each of its Trustees and officers, including persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise (hereinafter referred to as a "Covered Person") against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants' and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, and except that no Covered Person shall be indemnified against any liability to the Trust or its Shareholders to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office.

Section 6.5 ADVANCES OF EXPENSES. The Trust shall advance attorneys' fees or other expenses incurred by a Covered Person in defending a proceeding to the full extent permitted by the Securities Act of 1933, as amended, the 1940 Act, and Ohio Revised Code Chapter 1707, as amended. In the event any of these laws conflict with Ohio Revised Code Section 1701.13(E), as amended, these laws, and not Ohio Revised Code Section 1701.13(E), shall govern.

Section 6.6 INDEMNIFICATION NOT EXCLUSIVE, ETC. The right of indemnification provided by this Article VI shall not be exclusive of or affect any other rights to which any such Covered Person may be entitled. As used in this Article VI, "Covered Person" shall include such person's heirs, executors and administrators. Nothing contained in this article shall affect any rights to indemnification to which personnel of the Trust, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law, nor the power of the Trust to purchase and maintain liability insurance on behalf of any such person.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

The Registrant maintains a standard mutual fund and investment advisory professional and directors and officers liability policy. The policy provides coverage to the Registrant, its Trustees and officers, C.H. Dean & Associates, Inc. ("Dean Investment Associates") and 2480 Securities LLC. Coverage under the policy will include losses by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.

The Advisory Agreements with Dean Investment Associates each provide that Dean Investment Associates shall not be liable for any action taken, omitted or suffered to be taken by it in its reasonable judgment, in good faith and believed by it to be authorized or within the discretion or rights or powers conferred upon it by the applicable Advisory Agreement, or in accordance with (or in the absence of) specific directions or instructions from the Trust; provided, however, that such acts or omissions shall not have resulted from Dean Investment Associates' willful misfeasance, bad faith or gross negligence, a violation of the standard of care established by and applicable to Dean Investment Associates in its actions under the appropriate Advisory Agreement or breach of its duty or of its obligations under the appropriate Advisory Agreement.

The Sub-Advisory Agreement with the Sub-Adviser provides that the Sub-Adviser shall give the International Value Fund the benefit of its best judgment and effort in rendering services under the Sub-Advisory Agreement, but that neither the Sub-Adviser nor any of its officers, directors, employees, agents or controlling persons shall be liable for any act or omission or for any loss sustained by the International Value Fund in connection with the matters to which the Sub-Advisory Agreement relates, except a loss resulting from the Sub-Adviser's willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of its reckless disregard of its obligations and duties under the Sub-Advisory Agreement; provided, however, that the foregoing shall not constitute a waiver of any rights which the Trust may have which may not be waived under applicable law.

Item 26. Business and Other Connections of the Investment Adviser

Dean Investment Associates is a registered investment adviser, providing investment advisory services to the Registrant. Dean Investment Associates, formerly C.H. Dean & Associates, Inc., has been engaged since 1973 in the business of providing investment advisory services to individual, institutional and corporate clients. For information concerning the business, vocation or employment of a substantial nature of the directors and officers of Dean Investment Associates, reference is hereby made to the Form ADV filed by it under the Investment Advisers Act of 1940 (file no. 801-9895).

The Sub-Adviser is a United Kingdom based investment advisory firm registered with the Securities and Exchange Commission. The Sub-Adviser is affiliated with Newton Investment Management Ltd., a United Kingdom based investment advisory firm that has been managing assets for institutional investors, mutual funds and individuals since 1977. For information concerning the business, vocation or employment of a substantial nature of the directors and officers of Newton Capital Management Ltd., reference is hereby made to the Form ADV filed by it under the Investment Advisers Act of 1940 (file no. 801-42114).

Item 27. Principal Underwriters

(a) Inapplicable.

(b)         Information with respect to each director and officer of 2480 Securities LLC is incorporated by reference to Schedule A of Form BD filed by it under the Securities Exchange Act of 1934 (File No. 8-49648).

(a) Inapplicable.

Item 28. Location of Accounts and Records

Accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated there under will be maintained by the Registrant at its offices located at 2480 Kettering Tower, Dayton, Ohio 45423 as well as at the offices of the Registrant's transfer agent located at 431 N. Pennsylvania St., Indianapolis, IN 46204.

Item 29. Management Services Not Discussed in Parts A or B

Inapplicable.

Item 30. Undertakings

Inapplicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Dayton, and State of Ohio, on the 1st day of August, 2005.

DEAN FAMILY OF FUNDS

By	/s/ Debra E. Rindler

Debra E. Rindler, Secretary, Treasurer and Chief Compliance Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date
_/s/ Stephen M. Miller_____	President	August 1, 2005

Stephen M. Miller

_/s/ Debra E. Rindler______	Secretary, Treasurer and Chief	August 1, 2005
Debra E. Rindler	Compliance Officer
_/s/ Sam B. Gould________	Trustee	August 1, 2005

Sam B. Gould*

_/s/ Frank J. Perez_______	Trustee	August 1, 2005

Frank J. Perez*

_/s/ David J. Ponitz______	Trustee	August 1, 2005

David J. Ponitz*

_/s/ Gilbert P. Williamson_____	Trustee	August 1, 2005

Gilbert P. Williamson*

*By	_/s/ Freddie Jacobs__________
Freddie Jacobs, Attorney-in-Fact		August 1 2005

POWER OF ATTORNEY

Whereas, the undersigned is a trustee of the Dean Family of Funds (the “Trust”); and

Whereas, the Trust proposes to file with the Securities and Exchange Commission, pursuant to the provisions of the Securities Act of 1933, as amended, a Post-Effective Amendment to its Registration Statement on Form N-1A (the “Post-Effective Amendment”);

Now therefore, the undersigned hereby constitutes and appoints Stephen M. Miller and Freddie Jacobs, each of them individually and with full powers of substitution, as his true and lawful attorney in fact and agent to execute and file, in his name and on his behalf in any and all capacities, the Post-Effective Amendment (and the prospectus, statement of additional information and exhibits included therein and any supplement to any of the foregoing) and thereafter to execute and file any additional post-effective amendment or amendments, amended prospectus or prospectuses, amended statement or statements of additional information, amended exhibits or any supplements to any of the foregoing (collectively, the “Related Filings”).

The undersigned hereby gives and grants to said attorneys full power and authority to do and perform each and every act and thing whatsoever requisite and necessary to be done in and about the premises as fully to all intents and purposes as he might or could do if personally present at the doing thereof. The undersigned hereby ratifies and confirms as his own act and deed all that said attorneys may or shall lawfully do or cause to be done by virtue hereof. Each attorney in fact and agent has, and may exercise, all of the powers conferred hereby.

The authority hereby granted is limited to the execution and filing of the Post-Effective Amendment and the Related Filings and, unless earlier revoked by the undersigned or expressly extended by the undersigned in writing, shall remain in force and effective only until the Post-Effective Amendment and the Related Filings shall have become effective.

In witness whereof, the undersigned has hereunto set his hand this 23th day of July, 2005.

/s/ Sam B. Gould

Sam B. Gould, Trustee

POWER OF ATTORNEY

Whereas, the undersigned is a trustee of the Dean Family of Funds (the “Trust”); and

Whereas, the Trust proposes to file with the Securities and Exchange Commission, pursuant to the provisions of the Securities Act of 1933, as amended, a Post-Effective Amendment to its Registration Statement on Form N-1A (the “Post-Effective Amendment”);

Now therefore, the undersigned hereby constitutes and appoints Stephen M. Miller and Freddie Jacobs, each of them individually and with full powers of substitution, as his true and lawful attorney in fact and agent to execute and file, in his name and on his behalf in any and all capacities, the Post-Effective Amendment (and the prospectus, statement of additional information and exhibits included therein and any supplement to any of the foregoing) and thereafter to execute and file any additional post-effective amendment or amendments, amended prospectus or prospectuses, amended statement or statements of additional information, amended exhibits or any supplements to any of the foregoing (collectively, the “Related Filings”).

The undersigned hereby gives and grants to said attorneys full power and authority to do and perform each and every act and thing whatsoever requisite and necessary to be done in and about the premises as fully to all intents and purposes as he might or could do if personally present at the doing thereof. The undersigned hereby ratifies and confirms as his own act and deed all that said attorneys may or shall lawfully do or cause to be done by virtue hereof. Each attorney in fact and agent has, and may exercise, all of the powers conferred hereby.

The authority hereby granted is limited to the execution and filing of the Post-Effective Amendment and the Related Filings and, unless earlier revoked by the undersigned or expressly extended by the undersigned in writing, shall remain in force and effective only until the Post-Effective Amendment and the Related Filings shall have become effective.

In witness whereof, the undersigned has hereunto set his hand this 26 day of July, 2005.

/s/ Frank J. Perez

Frank J. Perez, Trustee

POWER OF ATTORNEY

Whereas, the undersigned is a trustee of the Dean Family of Funds (the “Trust”); and

Whereas, the Trust proposes to file with the Securities and Exchange Commission, pursuant to the provisions of the Securities Act of 1933, as amended, a Post-Effective Amendment to its Registration Statement on Form N-1A (the “Post-Effective Amendment”);

Now therefore, the undersigned hereby constitutes and appoints Stephen M. Miller and Freddie Jacobs, each of them individually and with full powers of substitution, as his true and lawful attorney in fact and agent to execute and file, in his name and on his behalf in any and all capacities, the Post-Effective Amendment (and the prospectus, statement of additional information and exhibits included therein and any supplement to any of the foregoing) and thereafter to execute and file any additional post-effective amendment or amendments, amended prospectus or prospectuses, amended statement or statements of additional information, amended exhibits or any supplements to any of the foregoing (collectively, the “Related Filings”).

The undersigned hereby gives and grants to said attorneys full power and authority to do and perform each and every act and thing whatsoever requisite and necessary to be done in and about the premises as fully to all intents and purposes as he might or could do if personally present at the doing thereof. The undersigned hereby ratifies and confirms as his own act and deed all that said attorneys may or shall lawfully do or cause to be done by virtue hereof. Each attorney in fact and agent has, and may exercise, all of the powers conferred hereby.

The authority hereby granted is limited to the execution and filing of the Post-Effective Amendment and the Related Filings and, unless earlier revoked by the undersigned or expressly extended by the undersigned in writing, shall remain in force and effective only until the Post-Effective Amendment and the Related Filings shall have become effective.

In witness whereof, the undersigned has hereunto set his hand this 21st day of July, 2005.

/s/ David H. Ponitz

David H. Ponitz, Trustee

POWER OF ATTORNEY

Whereas, the undersigned is a trustee of the Dean Family of Funds (the “Trust”); and

Whereas, the Trust proposes to file with the Securities and Exchange Commission, pursuant to the provisions of the Securities Act of 1933, as amended, a Post-Effective Amendment to its Registration Statement on Form N-1A (the “Post-Effective Amendment”);

Now therefore, the undersigned hereby constitutes and appoints Stephen M. Miller and Freddie Jacobs, each of them individually and with full powers of substitution, as his true and lawful attorney in fact and agent to execute and file, in his name and on his behalf in any and all capacities, the Post-Effective Amendment (and the prospectus, statement of additional information and exhibits included therein and any supplement to any of the foregoing) and thereafter to execute and file any additional post-effective amendment or amendments, amended prospectus or prospectuses, amended statement or statements of additional information, amended exhibits or any supplements to any of the foregoing (collectively, the “Related Filings”).

The undersigned hereby gives and grants to said attorneys full power and authority to do and perform each and every act and thing whatsoever requisite and necessary to be done in and about the premises as fully to all intents and purposes as he might or could do if personally present at the doing thereof. The undersigned hereby ratifies and confirms as his own act and deed all that said attorneys may or shall lawfully do or cause to be done by virtue hereof. Each attorney in fact and agent has, and may exercise, all of the powers conferred hereby.

The authority hereby granted is limited to the execution and filing of the Post-Effective Amendment and the Related Filings and, unless earlier revoked by the undersigned or expressly extended by the undersigned in writing, shall remain in force and effective only until the Post-Effective Amendment and the Related Filings shall have become effective.

In witness whereof, the undersigned has hereunto set his hand this __ day of July, 2005.

/s/ Gilbert P. Williamson

Gilbert P. Williamson, Trustee

EXHIBIT INDEX

Amended Code of Ethics of Newton Capital

Management Ltd.	EX.99.23p(ii)